LEASES - Additional Information (Details)	Dec. 31, 2022	Dec. 31, 2021
Operating Lease, Liability	Other liabilities	Other liabilities
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]	Accrued interest and other assets	Accrued interest and other assets
Accrued interest and other liabilities
Operating Lease, Liability	Other liabilities